UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03326
Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: January 31, 2009
Date of reporting period: October 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments October 31, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS	DESCRIPTION	PURCHASE		DATE		VALUE

	U.S. Government Agencies — Floating Rate Notes (23.5%)
$53,000	Federal Farm Credit Banks	1.06 - 3.05	(a)%	11/03/08 - 12/25/08	(b)	$52,996,480
298,100	Federal Home Loan Banks	0.52 - 4.44	(a)	11/03/08 - 12/06/08	(b)	298,073,756
97,000	Federal Home Loan Mortgage Corp.	3.17 - 4.36	(a)	11/10/08 - 11/28/08	(b)	97,000,853
10,000	Federal National Mortgage Assoc.	1.10	(a)	11/03/08	(b)	10,000,000

	Total U.S. Government Agencies — Floating Rate Notes (Cost $458,071,089)					458,071,089

	U.S. Government Agencies — Discount Notes (32.1%)
508,055	Federal Home Loan Banks	0.30 - 3.23		11/05/08 - 01/28/09		507,596,288
48,726	Federal Home Loan Mortgage Corp.	2.45 - 2.71		11/10/08 - 12/30/08		48,603,305
69,831	Federal National Mortgage Assoc.	2.52 - 2.74		11/12/08 - 01/16/09		69,613,766

	Total U.S. Government Agencies — Discount Notes (Cost $625,813,359)					625,813,359

	U.S. Government Agencies — Debenture Bonds (8.8%)
131,385	Federal Home Loan Banks	2.13 - 3.35		11/13/08 - 10/02/09		131,434,126
20,500	Federal Home Loan Mortgage Corp.	2.16 - 2.38		11/20/08 - 04/07/09		20,522,142
12,834	Federal National Mortgage Assoc.	2.17 - 2.67		12/15/08 - 01/15/09		12,858,599
7,000	Tennessee Valley Authority	2.50		11/13/08		7,006,413

	Total U.S. Government Agencies — Debenture Bonds (Cost $171,821,280)					171,821,280

	Repurchase Agreements (35.5%)
351,800	Barclays Capital Inc. (dated 10/31/08; proceeds $360,633,833; fully collateralized by Federal National Mortgage Assoc. 4.68% - 6.50% due 06/01/22 - 10/01/38 and Federal Home Loan Mortgage Corp. 5.00% - 6.50% due 09/01/37 - 02/01/38 valued at $362,354,001) (Cost $351,800,000)	0.25 - 2.30		11/03/08 - 12/08/08		351,800,000
340,000	BNP Paribas Securities Corp. (dated 10/31/08; proceeds $348,659,882; fully collateralized by Federal National Mortgage Assoc. 4.00% - 6.28% due 02/01/17 - 07/01/47 and Federal Home Loan Mortgage Corp. 4.29% - 6.53% due 01/01/23 - 07/01/38 valued at $362,354,001) (Cost $340,000,000)	0.25		11/03/08		340,000,000

	Total Repurchase Agreements (Cost $691,800,000)					691,800,000

	Total Investments (Cost $1,947,505,728) (c)			99.9%		1,947,505,728

	Other Assets in Excess of Liabilities			0.1		2,333,539

	Net Assets			100.0%		$1,949,839,267

(a)	Rates shown are rates in effect at October 31, 2008.

(b)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley U.S. Government Money Market Trust
Notes to the Portfolio of Investments
FAS 157
10/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,947,505,728	—	$1,947,505,728	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Money Market Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2008

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